Commitment and Contingencies - Contingencies Narrative (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) lawsuit	Dec. 31, 2020 USD ($) lawsuit
Medical malpractice suit
Loss Contingencies [Line Items]
Number of suits | lawsuit	2	2
Insured amount per occurrence	$ 1,000,000.0	$ 1,000,000
Accrued loss provision	0	0
Medical malpractice suit one
Loss Contingencies [Line Items]
Damages sought	3,700,000	3,656,000
Medical malpractice suit two
Loss Contingencies [Line Items]
Estimated maximum exposure to loss	2,300,000	2,267,000
EEOC claim
Loss Contingencies [Line Items]
Estimated maximum exposure to loss	400,000
Accrued loss provision	0	$ 0
Advisory services agreement dispute
Loss Contingencies [Line Items]
Current accrual loss provision	8,000,000.0
Advisory services agreement dispute | Minimum
Loss Contingencies [Line Items]
Estimated maximum exposure to loss	8,000,000.0
Advisory services agreement dispute | Maximum
Loss Contingencies [Line Items]
Estimated maximum exposure to loss	$ 26,300,000